Business Combination	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Business Combination
24	Business combination
(a)	(a)Acquisition of CMC in 2016

As detailed in Notes 1.2 and 2.1, the Merger is accounted for as a reverse acquisition under IFRS 3 of which Tencent PRC Music Business is regarded as the accounting acquirer, whereas the CMC music business is regarded as the accounting acquiree.

As a result of the Merger, the Group is expected to increase its presence in online music industry in China. Goodwill arising from the Merger was attributable to increased presence in the online music in China, operating synergies and economies of scale expected from the combined operations of the Group and CMC. The goodwill recognized was not expected to be deductible for income tax purpose.

In applying the reverse acquisition accounting, the consideration deemed to be given by the Tencent PRC Music Business was RMB17,999 million, which is the fair value of the Company immediately prior to the Merger using income approach, the discounted cash flow model.

The following table summarizes the consideration transferred and the amount of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the non-controlling interest in CMC at the acquisition date.

RMB’million
Purchase consideration	17,999
Fair value of non-controlling interest	6
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	676
Short-term investments	632
Accounts and other receivables	207
Intangible assets	2,213
Available-for-sale financial assets	10
Property, equipment and software	96
Prepayments, deposits and other assets	744
Dividend payable	(1,251)
Other payables, accruals and other current liabilities	(640)
Deferred revenue	(26)
Deferred tax liabilities	(383)
Other liabilities	(35)
Goodwill	15,762

The revenue and profit before income tax of accounting acquiree, CMC that have been included in the consolidated financial statements for the year ended December 31, 2016 since July 12, 2016 amounted to RMB2,474 million and RMB731 million, respectively.

The Group’s pro forma financial performance for the year ended December 31, 2016 as if the Merger had occurred on January 1, 2016 is presented below:

RMB’million
(Unaudited)
Revenue	6,143
Online music services	2,417
Social entertainment services and others	3,726
Gross profit	1,728
Operating profit	58
Profit before income tax	73
Profit after tax	41

24	Business combination (Continued)
(a)	Acquisition of CMC in 2016 (Continued)

The Group did not have any material pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and profit before income tax. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition taken place as of the beginning of the periods presented and may not be indicative of future operating results.

Transaction costs of the acquisition of CMC were not significant and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2016.

(b)	Acquisition of Ultimate Music Inc. in 2017

In October 2017, the Group completed the acquisition of 100% ordinary shares of Ultimate Music Inc. (the “Ultimate”). Ultimate is principally engaged in online music operations.

According to the terms agreed among the sellers and the Group, the purchase consideration of the acquisition comprise of (i) an aggregate amount of approximately RMB463 million to be settled unconditionally, including cash and certain ordinary shares of the Company to be issued before June 30, 2018 ("Unconditional Consideration"), and (ii) cash of US$26 million to be paid in certain instalments in 4 years and approximately 26,543,339 or ordinary shares of the Company to be issued in several tranches in coming years, subject to certain services condition mainly relating to the continuing employment of sellers management after acquisition ("Contingent Consideration"). The Contingent Consideration will be forfeited if the employment terminates, therefore, it was accounted for as post-acquisition employment compensation while the unconditional consideration was accounted for as purchase consideration.

As a result of the acquisition, the Group is expected to increase its presence in online music industry in China. Goodwill arising from the acquisition was attributable to expected operating synergies as well as an increase in coverage of the online music market in China. The goodwill recognized was not expected to be deductible for income tax purpose.

The following table summarizes the consideration transferred and the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Purchase consideration	463
Fair value of existing interest in Ultimate	72
535
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	33
Accounts and other receivables	9
Intangible assets	24
Prepayments, deposits and other assets	21
Deferred revenue	(1)
Other payables and accruals	(41)
Deferred tax liabilities	(10)
Goodwill	500

The revenue and the results contributed by Ultimate to the Group for the period since the completion date were insignificant. The Group’s revenue and results for the year would not be materially different should the acquisition of Ultimate otherwise occur on January 1, 2017.

Transaction costs of the acquisition of Ultimate were not significant and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2017.

24	Business combination (Continued)
(c)	Acquisition of a music content company in 2018

In October 2018, the Company acquired the entire equity interest of a music contents production company at a cash consideration comprising of a fixed amount and a variable amount, settlement in certain tranches, to enhance its music contents library. The variable amount is determined based on certain operation and financial performance of the acquiree and up to RMB400 million. As of the acquisition date, the fixed consideration was recognized at its present value and the variable consideration was recognized at fair value of approximately RMB63 million determined by management.

As a result of the acquisition, the Group is expected to increase its presence in online music industry in China. Goodwill arising from the acquisition was attributable to an increase in coverage of the online music market of China. The goodwill recognized was not expected to be deductible for income tax purpose.

The following table summarizes the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	68
Accounts and other receivables	101
Intangible assets	297
Prepayments, deposits and other assets	162
Deferred revenue	(18)
Other payables and accruals	(57)
Deferred tax liabilities	(105)
Goodwill	798
1,246

The revenue and the results contributed by the acquiree to the Group for the period since the completion date were insignificant. The Group’s revenue and results for the year would not be materially different should the acquisition otherwise occur on January 1, 2018.

Transaction costs were not significant and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2018.

(d)	Other acquisitions in 2018

During the year ended December 31, 2018, the Group also acquired certain insignificant subsidiaries.